Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.0%
	CONSUMER DISCRETIONARY — 4.3%
1,057,920	Cie Generale des Etablissements Michelin SCA - ADR[1]	$11,758,781
239,900	Lennar Corp. - Class A	17,884,545
78	Lennar Corp. - Class B	4,642
		29,647,968
	CONSUMER STAPLES — 8.7%
309,800	Coca-Cola Co.	17,354,996
63,700	Constellation Brands, Inc. - Class A	14,630,616
124,400	Procter & Gamble Co.	15,705,500
178,500	Tyson Foods, Inc. - Class A	11,768,505
		59,459,617
	ENERGY — 4.5%
724,300	Coterra Energy, Inc.	18,918,716
147,800	Phillips 66	11,930,416
		30,849,132
	FINANCIALS — 16.8%
72,100	Ameriprise Financial, Inc.	18,165,595
184,900	Blackstone, Inc.	15,476,130
185,600	Capital One Financial Corp.	17,106,752
161,900	Cincinnati Financial Corp.	14,501,383
152,800	Commerce Bancshares, Inc.	10,109,248
118,800	Cullen/Frost Bankers, Inc.	15,707,736
1,763,500	Mitsubishi UFJ Financial Group, Inc. - ADR[1]	7,935,750
107,400	PNC Financial Services Group, Inc.	16,047,708
		115,050,302
	HEALTH CARE — 12.1%
226,200	Alcon, Inc.[1]	13,160,316
80,900	Amgen, Inc.	18,234,860
84,900	Danaher Corp.	21,928,821
158,900	Medtronic PLC[1]	12,831,175
191,000	Merck & Co., Inc.	16,448,920
		82,604,092
	INDUSTRIALS — 10.6%
68,400	General Dynamics Corp.	14,512,428
91,700	Honeywell International, Inc.	15,311,149
130,900	Oshkosh Corp.	9,200,961
72,900	Parker-Hannifin Corp.	17,664,399

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
176,900	Xylem, Inc.	$15,453,984
		72,142,921
	MATERIALS — 10.8%
473,800	Corteva, Inc.	27,077,670
95,100	Ecolab, Inc.	13,734,342
55,800	Martin Marietta Materials, Inc.	17,972,622
181,100	RPM International, Inc.	15,087,441
		73,872,075
	REAL ESTATE — 4.0%
117,200	Crown Castle, Inc. - REIT	16,941,260
160,466	Equity LifeStyle Properties, Inc. - REIT	10,083,683
		27,024,943
	TECHNOLOGY — 20.0%
61,100	Adobe, Inc.*	16,814,720
76,900	ANSYS, Inc.*	17,048,730
87,900	Autodesk, Inc.*	16,419,720
302,000	Microchip Technology, Inc.	18,431,060
123,000	Microsoft Corp.	28,646,700
75,200	PayPal Holdings, Inc.*	6,472,464
157,900	QUALCOMM, Inc.	17,839,542
235,100	Sony Group Corp. - ADR[1]	15,058,155
		136,731,091
	UTILITIES — 5.2%
172,600	Atmos Energy Corp.	17,579,310
280,300	Xcel Energy, Inc.	17,939,200
		35,518,510
	TOTAL COMMON STOCKS
	(Cost $700,806,855)	662,900,651

Aristotle Value Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.6%
$31,174,266	UMB Bank Demand Deposit, 0.01%[2]	$31,174,266
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $31,174,266)	31,174,266
	TOTAL INVESTMENTS — 101.6%
	(Cost $731,981,121)	694,074,917
	Liabilities in Excess of Other Assets — (1.6)%	(11,096,957)
	TOTAL NET ASSETS — 100.0%	$682,977,960

ADR – American Depository Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security denominated in U.S. dollars.
[2]	The rate is the annualized seven-day yield at period end.